Share-Based Compensation - Fair value assumptions - Amended 2015 Plan (Details) - Amended 2015 Plan - $ / shares	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Minimum
Fair value assumptions
Risk-free interest rate	0.65%	2.00%
Expected volatility	51.14%	51.40%
Suboptimal exercise factor	2.20	2.20
Fair value per ordinary share	$ 0.06	$ 0.19
Maximum
Fair value assumptions
Risk-free interest rate	1.96%	3.10%
Expected volatility	52.67%	56.60%
Suboptimal exercise factor	(2.80)	(2.80)
Fair value per ordinary share	$ 0.19	$ 0.23